INVESTMENTS - Schedule of Investments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments
Equity securities with readily determinable fair values	¥ 81		¥ 231
Bank time deposits and financial products	3,522		1,958
Total short-term investments	3,603	$ 494	2,189
Equity securities without readily determinable fair values	86		182
Equity-method investments	1,113		1,289
Available-for-sale debt securities	230		281
Bank time deposits	887		812
Total long-term investments	2,316	$ 317	2,564
Marketable Securities
Investments
Equity securities with readily determinable fair values	81		231
Cjia/Cjia Group
Investments
Equity securities without readily determinable fair values	66		99
Available-for-sale debt securities	230		281
Oravel Stays Private limited ("OYO")
Investments
Equity securities without readily determinable fair values			54
Other equity securities without readily determinable fair values
Investments
Equity securities without readily determinable fair values	20		29
AAPC LUB
Investments
Equity-method investments	495		490
Hotel related funds
Investments
Equity-method investments	404		479
Other investments
Investments
Equity-method investments	¥ 214		¥ 320